CONTINUANCE OF OPERATIONS - GOING CONCERN	12 Months Ended
Dec. 31, 2019
Continuance Of Operations[Abstract]
CONTINUANCE OF OPERATIONS - GOING CONCERN [Text Block]

2. CONTINUANCE OF OPERATIONS - GOING CONCERN

The Company is in development as an exploration company.  It may need financing for its exploration and acquisition activities.  Although the Company has incurred a gain of $2,247,957 for the year ended December 31, 2019, it has an accumulated a deficit of $24,673,390.  Results for the year ended December 31, 2019 are not necessarily indicative of future results.  The uncertainty of gold recovery and he fact the Company does not have a demonstrably viable business to provide future funds, raises substantial doubt about its ability to continue as a going concern for one year from the issuance of the financial statements.  The ability of the Company to continue as a going concern is dependent on the Company's ability to raise additional capital and implement its business plan, which is typical for junior exploration companies.  The financial statements do not include any adjustments related to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Management of the Company ("Management") is of the opinion that sufficient financing will be obtained from external sources and further share issuances will be made to meet the Company's obligations.  The Company's discretionary exploration activities do have considerable scope for flexibility in terms of the amount and timing of exploration expenditure, and expenditures may be adjusted accordingly if required.